Share-Based Compensation - Narrative (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2014 shares	Dec. 31, 2016 USD ($) company shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs capitalized in period | $		$ 100,000	$ 0	$ 1,500,000
Tax benefit from compensation expense | $		500,000	1,500,000	2,300,000
Total compensation cost not yet recognized | $		$ 1,800,000
Period for recognition		3 years
Fair value of stock options that vested during period | $		$ 400,000	$ 800,000	$ 1,000,000
Granted (in shares) | shares		0
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period until vesting		1 year
Forfeiture rate		5.00%
Granted (in shares) | shares		0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Period until vesting		1 year
Award expiration period		10 years
Exercise price percent of fair value at grant date		100.00%
Forfeiture rate		5.00%		5.00%
Cash settled stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Granted (in shares) | shares		0
Market Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual vesting percentage		33.33%
Granted (in shares) | shares	60,767	0
Evaluation period (in days)		20 days
Number of peer group companies | company		12
Prior to 2011 | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual vesting percentage		25.00%
Minimum | Market Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earning percentage		0.00%
Maximum | Market Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earning percentage		200.00%